Financial Instruments and Risk Management (Details) - Schedule of Assets and Liabilities Measured at Fair Value - USD ($)	Jul. 31, 2024	Oct. 31, 2023
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Derivative warrants liability	$ 4,314,223	$ 4,310,379
Short-term investment		86,112
Quoted prices in active markets for identical instruments (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Derivative warrants liability
Short-term investment		86,112
Significant other observable inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Derivative warrants liability
Short-term investment
Significant unobservable inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value [Line Items]
Derivative warrants liability	$ 4,314,223	4,310,379
Short-term investment